TFA - Key economic assumptions at time of transfer (Details 3) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 92	SFr 172
Weighted-average life, in years	7 years 4 months 24 days	8 years 1 month 6 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.80%	1.40%
Expected credit losses (rate per annum), in % (as a percent)	0.90%	4.00%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	4.50%	9.20%
Expected credit losses (rate per annum), in % (as a percent)	3.90%	8.60%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 82	SFr 158
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	10	14
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,337	SFr 1,646
Weighted-average life, in years	5 years	3 years 7 months 6 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	3.00%	1.00%
Cash flow discount rate (rate per annum), in % (as a percent)	1.00%	0.70%
Expected credit losses (rate per annum), in % (as a percent)	0.10%	3.30%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	32.80%	38.20%
Cash flow discount rate (rate per annum), in % (as a percent)	15.40%	24.70%
Expected credit losses (rate per annum), in % (as a percent)	13.70%	22.90%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,019	SFr 1,465
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 318	181
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
Bank | CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 92	SFr 172
Weighted-average life, in years	7 years 4 months 24 days	8 years 1 month 6 days
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.80%	1.40%
Expected credit losses (rate per annum), in % (as a percent)	0.90%	4.00%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	4.50%	9.20%
Expected credit losses (rate per annum), in % (as a percent)	3.90%	8.60%
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 82	SFr 158
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	10	14
Bank | RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,337	SFr 1,646
Weighted-average life, in years	5 years	3 years 7 months 6 days
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	3.00%	1.00%
Cash flow discount rate (rate per annum), in % (as a percent)	1.00%	0.70%
Expected credit losses (rate per annum), in % (as a percent)	0.10%	3.30%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	32.80%	38.20%
Cash flow discount rate (rate per annum), in % (as a percent)	15.40%	24.70%
Expected credit losses (rate per annum), in % (as a percent)	13.70%	22.90%
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,019	SFr 1,465
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 318	SFr 181